Description of the Plan - Contributions (Details) - 401(k) PLAN	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Participant contribution, percent	50.00%
Employer contribution, percent	100.00%	75.00%
Percentage of participant eligible compensation	6.00%